Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Fair value gain (loss) on derivative instruments	$ 1,209	$ 5,406	$ 4,410	$ 4,198
Cash Payment Of Fair Value Remeasurement	2,418	2,560	4,949	4,784
Gain (loss) on derivative instruments	$ (1,209)	$ 2,846	$ (539)	$ (586)